Business Combination - Summary of Preliminary Purchase Price Allocation for Acquisition (Details) - USD ($)		6 Months Ended
	Mar. 13, 2024	Dec. 31, 2024	Jun. 30, 2024
Business Acquisition [Line Items]
Goodwill		$ 344,156
LBSM
Business Acquisition [Line Items]
Total fair value of net assets acquired	$ 441,000	441,000
Fair value of total purchase consideration	785,156	785,156
Less: Net assets acquired	(441,000)	(441,000)
Goodwill	344,156	344,156
LBSM | Preliminary Purchase Price Allocation
Business Acquisition [Line Items]
Total fair value of net assets acquired			$ 612,000
Fair value of total purchase consideration			785,156
Less: Net assets acquired			(612,000)
Goodwill			173,156
LBSM | Measurement Period Adjustments
Business Acquisition [Line Items]
Total fair value of net assets acquired		(171,000)
Less: Net assets acquired		171,000
Goodwill		171,000
LBSM | Trademark | Preliminary Purchase Price Allocation
Business Acquisition [Line Items]
Assets acquired			171,000
LBSM | Trademark | Measurement Period Adjustments
Business Acquisition [Line Items]
Assets acquired		(171,000)
LBSM | Technical License
Business Acquisition [Line Items]
Assets acquired	$ 441,000	$ 441,000
LBSM | Technical License | Preliminary Purchase Price Allocation
Business Acquisition [Line Items]
Assets acquired			$ 441,000